STOCK-BASED COMPENSATION - Summary of Significant Inputs Used in Valuation of RSU (Detail) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	57.10%
Expected volatility, maximum	75.20%
Risk-free interest rates, minimum	1.40%
Risk-free interest rate, maximum	2.10%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	80 years